(11) Income Taxes (Details) (Scenario, Previously Reported, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2013
Scenario, Previously Reported
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 8,693,769	$ 7,627,477
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	179,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued			$ 254,017